LEASE - Financing and operating leases as Lessee (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Lease, Cost [Abstract]
Operating lease cost	¥ 1,272,499	$ 182,784
Short-term Lease, Cost	126,840	18,219
Financing lease cost:
Amortization of ROU assets	3,390	487
Interest	304	44
Total lease cost	1,403,033	201,534
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,288,410	185,069
Operating cash flows from financing leases	304	44
Financing cash flows from financing leases	1,215	175	¥ 5,459	¥ 13,523
ROU assets obtained in exchange for new operating lease liabilities	1,583,430	227,445
ROU obtained in exchange for new finance lease liabilities	¥ 1,054	$ 151
Weighted-average remaining lease term (in years):
Operating leases	5 years 4 months 17 days	5 years 4 months 17 days
Financing leases	2 years 9 months	2 years 9 months
Weighted-average discount rate:
Operating leases	7.78%	7.78%
Financing leases	7.38%	7.38%
Total expenses under operating leases under ASC 840			¥ 1,083,889	¥ 981,737
Maximum
Lessee, Lease, Description [Line Items]
Remaining Lease Term	20 years	20 years
Cost of revenues
Weighted-average discount rate:
Total operating and short-term lease costs	¥ 1,269,946	$ 182,416
Selling expenses
Weighted-average discount rate:
Total operating and short-term lease costs	93,738	13,465
General and administrative expenses
Weighted-average discount rate:
Total operating and short-term lease costs	¥ 35,655	$ 5,122